LIMITED PARTNERS' EQUITY - Composition of Distributions (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 87	$ 80	$ 176	$ 163
LP Units
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	97	92	196	185
Brookfield Asset Management | LP Units
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	29	29	60	58
Public shareholders | LP Units
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 68	$ 63	$ 136	$ 127